LEASE LIABILITIES - Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITIES
Present value of the minimum lease payments	€ 3,277
Total minimum lease payments	3,610
Less: Total future interest expenses	(333)
Total lease liabilities	3,277	€ 638	€ 600
Within 1 year
LEASE LIABILITIES
Present value of the minimum lease payments	709
Total minimum lease payments	739
After 1 year but within 2 years
LEASE LIABILITIES
Present value of the minimum lease payments	689
Total minimum lease payments	732
After 2 years but within 5 years
LEASE LIABILITIES
Present value of the minimum lease payments	1,712
Total minimum lease payments	1,930
After 5 years
LEASE LIABILITIES
Present value of the minimum lease payments	167
Total minimum lease payments	€ 209